Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 95.8%
Security	Shares	Value
Aerospace & Defense — 1.6%
Hexcel Corp.	2,665,405	$ 196,573,619
		$ 196,573,619
Banks — 1.5%
Columbia Banking System, Inc.	3,266,157	$ 87,141,069
Prosperity Bancshares, Inc.	1,467,639	99,403,189
		$ 186,544,258
Building Products — 7.4%
Advanced Drainage Systems, Inc.	475,787	$ 66,914,684
Carlisle Cos., Inc.	1,691,734	528,548,453
Lennox International, Inc.	678,679	303,722,426
		$ 899,185,563
Capital Markets — 8.7%
Affiliated Managers Group, Inc.	1,636,405	$ 247,784,445
FactSet Research Systems, Inc.(1)	267,462	127,592,747
Morningstar, Inc.	1,434,185	410,521,115
SEI Investments Co.	4,259,526	270,692,877
		$ 1,056,591,184
Chemicals — 2.5%
RPM International, Inc.	2,768,494	$ 309,046,985
		$ 309,046,985
Consumer Staples Distribution & Retail — 1.6%
Casey's General Stores, Inc.	728,866	$ 200,248,645
		$ 200,248,645
Containers & Packaging — 4.2%
AptarGroup, Inc.	2,304,203	$ 284,845,575
Avery Dennison Corp.	778,474	157,376,304
Ball Corp.	1,172,536	67,444,270
		$ 509,666,149
Distributors — 3.5%
LKQ Corp.	5,605,509	$ 267,887,275
Pool Corp.(1)	385,439	153,678,384
		$ 421,565,659
Security	Shares	Value
Diversified Consumer Services — 1.0%
Service Corp. International	1,766,212	$ 120,897,211
		$ 120,897,211
Electronic Equipment, Instruments & Components — 1.9%
Trimble, Inc.(2)	4,356,859	$ 231,784,899
		$ 231,784,899
Financial Services — 3.1%
Jack Henry & Associates, Inc.	749,353	$ 122,451,773
WEX, Inc.(2)	1,302,965	253,491,841
		$ 375,943,614
Ground Transportation — 4.5%
J.B. Hunt Transport Services, Inc.	1,212,630	$ 242,210,716
Landstar System, Inc.	1,579,397	305,850,229
		$ 548,060,945
Health Care Equipment & Supplies — 4.9%
Envista Holdings Corp.(2)	9,678,610	$ 232,867,356
Teleflex, Inc.	1,483,367	369,862,728
		$ 602,730,084
Health Care Providers & Services — 0.5%
Henry Schein, Inc.(2)	891,905	$ 67,526,128
		$ 67,526,128
Hotels, Restaurants & Leisure — 3.7%
Aramark	8,971,146	$ 252,089,202
Choice Hotels International, Inc.(1)	1,806,542	204,681,209
		$ 456,770,411
Insurance — 10.8%
Brown & Brown, Inc.	4,981,299	$ 354,220,172
Kinsale Capital Group, Inc.	161,381	54,048,111
Markel Group, Inc.(2)	262,848	373,217,875
W.R. Berkley Corp.	7,519,014	531,744,670
		$ 1,313,230,828
IT Services — 2.9%
GoDaddy, Inc., Class A(2)	3,336,135	$ 354,164,092
		$ 354,164,092
Life Sciences Tools & Services — 1.3%
Bio-Techne Corp.	2,094,770	$ 161,632,453
		$ 161,632,453

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 4.3%
Graco, Inc.	1,550,857	$ 134,552,353
IDEX Corp.	787,756	171,029,705
Nordson Corp.	817,252	215,885,289
		$ 521,467,347
Marine Transportation — 1.7%
Kirby Corp.(2)	2,606,248	$ 204,538,343
		$ 204,538,343
Professional Services — 9.8%
Booz Allen Hamilton Holding Corp.	2,576,579	$ 329,570,220
Broadridge Financial Solutions, Inc.	907,841	186,788,286
CACI International, Inc., Class A(2)	1,010,743	327,339,228
FTI Consulting, Inc.(2)	791,852	157,697,326
TransUnion	2,755,182	189,308,555
		$ 1,190,703,615
Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.(2)	1,106,672	$ 209,017,141
		$ 209,017,141
Software — 6.7%
Blackbaud, Inc.(2)	2,361,550	$ 204,746,385
Dolby Laboratories, Inc., Class A	3,297,708	284,196,476
Manhattan Associates, Inc.(2)	713,481	153,626,729
Tyler Technologies, Inc.(2)	431,168	180,279,964
		$ 822,849,554
Specialty Retail — 2.9%
Burlington Stores, Inc.(2)	1,290,499	$ 250,976,245
Ulta Beauty, Inc.(2)	199,621	97,812,294
		$ 348,788,539
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 3.1%
Columbia Sportswear Co.(1)	2,456,900	$ 195,421,826
Deckers Outdoor Corp.(2)	272,050	181,846,382
		$ 377,268,208
Total Common Stocks (identified cost $6,475,197,946)		$11,686,795,474

Short-Term Investments — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(3)	531,442,574	$ 531,442,574
Total Short-Term Investments (identified cost $531,442,574)		$ 531,442,574
Total Investments — 100.2% (identified cost $7,006,640,520)		$12,218,238,048
Other Assets, Less Liabilities — (0.2)%		$ (24,185,152)
Net Assets — 100.0%		$12,194,052,896
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $56,517,437 and the total market value of the collateral received by the Fund was $57,900,280, comprised of U.S. government and/or agencies securities.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

The Fund did not have any open derivative instruments at December 31, 2023.

Eaton Vance
Atlanta Capital SMID-Cap Fund
December 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund’s investments in funds that may be deemed to be affiliated was $531,442,574, which represents 4.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$485,557,136	$369,357,625	$(323,472,187)	$ —	$ —	$531,442,574	$6,732,233	531,442,574
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,686,795,474*	$ —	$ —	$11,686,795,474
Short-Term Investments	531,442,574	—	—	531,442,574
Total Investments	$12,218,238,048	$ —	$ —	$12,218,238,048
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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